Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.7%
	COMMUNICATIONS — 2.4%
328,200	Twitter, Inc.*	$19,819,998
	CONSUMER DISCRETIONARY — 5.0%
612,814	Cie Generale des Etablissements Michelin SCA - ADR[1]	18,813,390
239,000	Lennar Corp. - Class A	22,389,520
78	Lennar Corp. - Class B	6,052
		41,208,962
	CONSUMER STAPLES — 6.9%
320,000	Coca-Cola Co.	16,790,400
122,900	Procter & Gamble Co.	17,181,420
178,000	Tyson Foods, Inc. - Class A	14,051,320
170,000	Walgreens Boots Alliance, Inc.	7,998,500
		56,021,640
	ENERGY — 3.4%
796,700	Cabot Oil & Gas Corp.	17,336,192
155,000	Phillips 66	10,854,650
		28,190,842
	FINANCIALS — 17.6%
73,900	Ameriprise Financial, Inc.	19,518,468
176,000	Capital One Financial Corp.	28,506,720
77,600	Chubb Ltd.[1]	13,462,048
160,000	Cincinnati Financial Corp.	18,275,200
158,000	Commerce Bancshares, Inc.	11,009,440
125,100	Cullen/Frost Bankers, Inc.	14,839,362
107,000	East West Bancorp, Inc.	8,296,780
1,566,000	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	9,286,380
106,400	PNC Financial Services Group, Inc.	20,816,096
		144,010,494
	HEALTH CARE — 14.4%
223,200	Alcon, Inc.[1]	17,960,904
83,000	Amgen, Inc.	17,649,950
117,100	Danaher Corp.	35,649,924
470,000	Elanco Animal Health, Inc.*	14,988,300
154,200	Medtronic PLC[1]	19,328,970
145,200	Novartis A.G. - ADR[1]	11,874,456
		117,452,504

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS — 11.8%
74,000	General Dynamics Corp.	$14,506,220
92,400	Honeywell International, Inc.	19,614,672
310,200	Johnson Controls International PLC[1]	21,118,416
73,000	Parker-Hannifin Corp.	20,412,260
166,600	Xylem, Inc.	20,605,088
		96,256,656
	MATERIALS — 9.4%
520,000	Corteva, Inc.	21,881,600
92,000	Ecolab, Inc.	19,193,040
58,600	Martin Marietta Materials, Inc.	20,022,448
200,000	RPM International, Inc.	15,530,000
		76,627,088
	REAL ESTATE — 4.7%
118,000	Crown Castle International Corp. - REIT	20,451,760
112,600	Equity LifeStyle Properties, Inc. - REIT	8,794,060
48,400	Sun Communities, Inc. - REIT	8,958,840
		38,204,660
	TECHNOLOGY — 22.1%
56,000	Adobe, Inc.*	32,240,320
74,500	ANSYS, Inc.*	25,363,525
148,000	Microchip Technology, Inc.	22,716,520
123,100	Microsoft Corp.	34,704,352
75,500	PayPal Holdings, Inc.*	19,645,855
160,000	QUALCOMM, Inc.	20,636,800
231,900	Sony Group Corp. - ADR[1]	25,643,502
		180,950,874
	Total Common Stocks
	(Cost $671,851,976)	798,743,718

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.2%
$18,016,359	UMB Bank demand deposit, 0.01%[2]	$18,016,359
	Total Short-Term Investments
	(Cost $18,016,359)	18,016,359
	TOTAL INVESTMENTS — 99.9%
	(Cost $689,868,335)	816,760,077
	Other Assets in Excess of Liabilities — 0.1%	898,621
	TOTAL NET ASSETS — 100.0%	$817,658,698

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.